Loans (Schedule of Loans) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Bank loans	€ 165,273	€ 144,752
Other long-term loans	53,622	53,417
Bank Loan [Member]
Disclosure of detailed information about borrowings [line items]
Bank loans	€ 147,446	127,470
Linkage terms	EURIBOR
Other long-term loans [Member]
Disclosure of detailed information about borrowings [line items]
Other long-term loans	€ 45,949	€ 47,563
Linkage terms		EURIBOR
Borrowings, interest rate	5.27%	5.27%
Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		2.00%
Bottom of range [Member] | Bank Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.00%	2.00%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		3.55%
Top of range [member] | Bank Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.55%	3.55%
Consumer price index in Israel [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.65%	4.65%
Consumer price index in Israel [Member] | Bank Loan [Member]
Disclosure of detailed information about borrowings [line items]
Bank loans	€ 17,827	€ 17,282
Linkage terms	Consumer price index in Israel
Borrowings, interest rate	4.65%
Consumer price index in Israel [Member] | Other long-term loans [Member]
Disclosure of detailed information about borrowings [line items]
Other long-term loans	€ 7,673	€ 5,854
Consumer price index in Israel [Member] | Bottom of range [Member] | Other long-term loans [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.00%	3.00%
Consumer price index in Israel [Member] | Top of range [member] | Other long-term loans [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.00%	7.00%